Income Taxes - Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Detail) $ in Thousands	Dec. 31, 2019 MXN ($)
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	$ 84,075,983
Tax loss carryforward benefit	26,630,407
Brazil [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	52,118,464
Tax loss carryforward benefit	17,720,278
Austria [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	14,470,465
Tax loss carryforward benefit	3,617,616
Mexico [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	13,980,757
Tax loss carryforward benefit	4,194,227
Colombia [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	2,354,479
Tax loss carryforward benefit	776,978
Peru [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	392,999
Tax loss carryforward benefit	115,935
Chile [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	754,221
Tax loss carryforward benefit	203,640
Puerto Rico [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2019	4,598
Tax loss carryforward benefit	$ 1,733